Accounting Policies, by Policy (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements contained herein have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been or omitted pursuant to SEC rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Accordingly, the condensed consolidated financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of interim periods and may not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). The information as of September 30, 2025, and for the nine months ended September 30, 2025, is unaudited, whereas the consolidated balance sheet as of December 31, 2024, is derived from the Company’s audited consolidated financial statements as of that date. These condensed consolidated financial statements and notes hereto should be read in conjunction with the consolidated financial statements and notes thereto included in the audited financial statements for the year ended December 31, 2024, as provided in Amendment No. 1 to Form S-1filed with the SEC on September 30, 2025. The results of operations for the interim periods presented are not necessarily indicative of results to be expected for any other interim period or for the year.

The accompanying condensed consolidated financial statements include the accounts of all of our wholly owned subsidiaries, Deep Isolation, Deep Isolation US, Deep Isolation EMEA and Freestone, and are presented in accordance with U.S. GAAP.

Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of all of its wholly owned subsidiaries, Deep Isolation US, Deep Isolation EMEA and Freestone, and are presented in accordance with accounting principles generally accepted in the United States of America “U.S. GAAP”. The consolidated financial statements include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the company’s consolidated balance sheets, statements of operations, statement of changes in stockholders’ equity and statement of cash flows for all periods presented.

Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has not generated positive cash flows from operations. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include aggressive marketing and raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that aggressive marketing combined with additional financing as necessary will result in improved operations and cash flow in 2025 and beyond. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. As such, these matters raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of the accompanying consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements and accompanying notes are prepared in conformity with the accounting principles generally accepted in the United States of America. Our unaudited condensed consolidated financial statements include the financial position, results of operations and cash flows of Deep Isolation Nuclear, Inc. and that of our wholly owned subsidiaries as noted above. We eliminate all material intercompany accounts and transactions.

Principles of Consolidation

The consolidated financial statements and accompanying notes are prepared in conformity with U.S. GAAP. Our Consolidated Financial Statements include the financial position, results of operations and cash flows of Deep Isolation, Inc. and that of our wholly owned subsidiaries as noted above. We eliminate all material intercompany accounts and transactions.

Use of Estimates

Use of Estimates

The preparation of our unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of our assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of our revenues and expenses during each reporting period. Due to the inherent uncertainty involved in making estimates, actual results may differ significantly from previously estimated amounts under different assumptions or conditions.

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP, which may require us to make estimates and assumptions that affect the reported amounts of our assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of our revenues and expenses during each reporting period. Due to the inherent uncertainty involved in making estimates, actual results may differ significantly from previously estimated amounts under different assumptions or conditions.

Cash and Cash Equivalents		Cash and Cash Equivalents We classify bank time deposits and highly liquid investments with original maturities of three months or less as cash equivalents.	Cash and Cash Equivalents We classify bank time deposits and highly liquid investments with original maturities of three months or less as cash equivalents.
Foreign Currency Translation

Foreign Currency Translation

The Company’s reporting currency is U.S. dollars. The functional currency of the Company is the U.S. dollar. The functional currency of our foreign subsidiary, Deep Isolation EMEA, is generally the local currency of the country in which it operates (British Pound Sterling). The Company translates the assets and liabilities at the exchange rates in effect on the balance sheet date. The Company translates the revenue, costs, and expenses at the average rate of exchange rates in effect during the period. The Company includes translation gains and losses in the stockholders’ equity section of the Company’s condensed consolidated balance sheets in accumulated other comprehensive income or loss. Transactions undertaken in other currencies are translated using the exchange rate in effect as of the transaction date and any exchange gains and losses resulting from these transactions are included in the consolidated statements of operations in other income.

Foreign Currency Translation

The Company’s reporting currency is U.S. dollars. The functional currency of the Company is the U.S. dollar. The functional currency of our foreign subsidiary, Deep Isolation EMEA, is generally the local currency of the country in which it operates (British Pound Sterling). The Company translates the assets and liabilities at the exchange rates in effect on the balance sheet date. The Company translates the revenue, costs, and expenses at the average rate of exchange rates in effect during the period. The Company includes translation gains and losses in the stockholders’ equity section of the Company’s consolidated balance sheets in accumulated other comprehensive income or loss. Transactions undertaken in other currencies are translated using the exchange rate in effect as of the transaction date and any exchange gains and losses resulting from these transactions are included in the consolidated statements of operations in other income.

Accounts Receivable and Contract Assets

Accounts Receivable and Contract Assets

Accounts receivables are recorded at the price invoiced to customers and are generally due within 30 days of receipt of the invoice. The carrying amount of accounts receivables is reduced by a credit loss determined in accordance with ASU 2016-13, “Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments.” which requires us to consider forward-looking information in estimating the expected loss and is developed using historical collection experience, current and future economic and market conditions that may affect customers’ ability to pay, and a review of the current status of customers’ accounts receivables. We did not apply a credit loss allowance to government related receivables due to our past successful experience in their collectability.

Accounts Receivable and Contract Assets

Accounts receivables are recorded at the price invoiced to customers and are generally due within 30 days of receipt of the invoice. The carrying amount of accounts receivables is reduced by a credit loss determined in accordance with ASU 2016-13, “Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments.” which requires us to consider forward-looking information in estimating the expected loss and is developed using historical collection experience, current and future economic and market conditions that may affect customers’ ability to pay, and a review of the current status of customers’ accounts receivables. We did not apply a credit loss allowance to government related receivables due to our past successful experience in their collectability. Accordingly, since most of our receivables are either due from the U.S. federal government or have to do with a federal project, such receivables are deemed to be fully collectible.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB’s ASC 606, “Revenue from Contracts with Customers.” ASC 606 provides a single, comprehensive revenue recognition model for all contracts with customers. Revenue from government contracts (grants) where the government is the customer are accounted in accordance with ASC 606.

Under ASC 606, a five-step process is utilized in order to determine revenue recognition, depicting the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. Under ASC 606, a performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account. A contract transaction price is allocated to each distinct performance obligation and recognized as revenues as the performance obligation is satisfied.

Services Revenues

The Company derives its revenue primarily from environmental remediation supporting services, administrative support services, consulting services and technology development grants related to nuclear waste disposal services globally. The Company recognizes revenue upon transfer of control of promised services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.

Variable Consideration

The Company’s contracts generally do not give rise to variable consideration. However, from time to time, the Company may submit requests for equitable adjustments under certain of its government contracts for price or other modifications that are determined to be variable consideration. The Company estimates the amount of variable consideration to include in the estimated transaction price based on historical experience with government contracts, anticipated performance and management’s best judgment at the time and to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

Prices for our products are based on terms specified in the contracts, which generally do not include financing components, noncash consideration or consideration paid to our customers. As our standard payment terms are less than one year, we have elected the practical expedient, and we have not assessed whether a contract has a significant financing component. We report any tax assessed by a governmental authority that we collect from our customers that is both imposed on and concurrent with our revenue-producing activities (such as sales, use, value added and excise taxes) on a net basis (meaning we do not recognize these taxes either in our revenues or in our costs and expenses).

The Company’s primary obligation to customers in contracts relate to the provision of services to the customer at the direction of the customer. This provision of services at the request of the customer is the performance obligation, which is satisfied over time. Revenue earned from contracts is determined using the input method and is based on contractually defined billing rates applied to per hour of services performed. The identified performance obligations (i.e., Administrative Support Services, Environmental Remediation Support Services) are recognized as revenue over the time when services are provided and invoiced to the customer applying practical expedient. Consulting Services are recognized as revenue over the time when milestones become probable of being achieved (i.e. final submission and acceptance of the report) using the units produced method.

The Company has elected to adopt the “right to invoice” practical expedient for the recognition of its revenue.

For Services already completed but not yet billed at the balance sheet date are recognized as contract Assets within the condensed consolidated balance sheets. Advance payments received from customers for which services have not been provided yet at the balance sheet date are recognized as contract liabilities within the consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue in accordance with FASB’s ASC 606, Revenue from Contracts with Customers. ASC 606 provides a single, comprehensive revenue recognition model for all contracts with customers. Revenue from government contracts (grants) where the government is the customer are accounted in accordance with ASC 606.

Under ASC 606, a five-step process is utilized in order to determine revenue recognition, depicting the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. Under ASC 606, a performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account. A contract transaction price is allocated to each distinct performance obligation and recognized as revenues as the performance obligation is satisfied.

Services Revenues

The Company derives its revenue primarily from environmental remediation supporting services, administrative support services, consulting services and technology development grants related to nuclear waste disposal services globally. The Company recognizes revenue upon transfer of control of promised services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.

Variable Consideration

The Company’s contracts generally do not give rise to variable consideration. However, from time to time, the Company may submit requests for equitable adjustments under certain of its government contracts for price or other modifications that are determined to be variable consideration. The Company estimates the amount of variable consideration to include in the estimated transaction price based on historical experience with government contracts, anticipated performance and management’s best judgment at the time and to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

Prices for our products are based on terms specified in the contracts, which generally do not include financing components, noncash consideration or consideration paid to our customers. As our standard payment terms are less than one year, we have elected the practical expedient under ASU 2014-09, and we have not assessed whether a contract has a significant financing component. We report any tax assessed by a governmental authority that we collect from our customers that is both imposed on and concurrent with our revenue-producing activities (such as sales, use, value added and excise taxes) on a net basis (meaning we do not recognize these taxes either in our revenues or in our costs and expenses).

The Company’s primary obligation to customers in contracts relate to the services to the customer. The services provided represent the performance obligation, which is satisfied over time. Revenue earned from contracts is determined using the input method and is based on contractually defined billing rates applied to per hour of services performed. The identified performance obligations (i.e., Administrative Support Services, Environmental Remediation Support Services) are recognized as revenue over the time when services are provided and invoiced to the customer applying practical expedient. Consulting services are recognized as revenue over the time when milestones become probable of being achieved (i.e. final submission and acceptance of the report) using the units produced method.

The Company has elected to adopt the “Right to invoice” practical expedient for the recognition of its revenue.

For services already completed but not yet billed at the balance sheet date are recognized as contract assets within the consolidated balance sheets. Advance payments received from customers for which services have not been provided yet at the balance sheet date are recognized as contract liabilities within the consolidated balance sheets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include legal fees and registration fees related to the Company’s pursuit and filing of a patent. The Company incurred research and development expenses of $264 thousand and $150 thousand, respectively, for the nine months ended September 30, 2025 and 2024, which are included in Selling, General and Administrative expenses in the accompanying condensed consolidated statements of operations.

Research and Development Expenses

Research and development expenses include legal fees and registration fees related to the Company’s pursuit and filing of a patent. Research and development expenses for the years ended December 31, 2024 and 2023 were $202 and $249, respectively, and are included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.

Fair Value Measurement

Fair Value Measurement

We measure certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, we use a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach).

The levels of hierarchy are described below:

●	Level 1 -	Quoted prices in active markets for identical instruments;

●	Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

●	Level 3 -	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

As of September 30, 2025 and December 31, 2024, the fair value of the Company’s financial instruments approximated their carrying values. The carrying amount of certain financial instruments, including cash, accounts receivable, accounts payable and accrued expenses approximate fair value due to their short maturities.

Fair Value Measurement

We measure certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, we use a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach).

The levels of hierarchy are described below:

●	Level 1 - Quoted prices in active markets for identical instruments;
●	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and
●	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

As of December 31, 2024 and 2023, the fair value of the Company’s financial instruments approximated their carrying values. The carrying amount of certain financial instruments, including cash, accounts receivable, accounts payable and accrued expenses approximate fair value due to their short maturities.

Property, Plant and Equipment

Property, Plant and Equipment

We state property and equipment at acquisition cost less accumulated depreciation. We compute depreciation of property and equipment principally by the straight-line method over the estimated useful lives of the assets. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture and fixtures are depreciated over useful lives of seven years. Office and computer equipment is depreciated over useful lives of three to five years. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the associated lease.

Upon the sale or retirement of an asset, we remove the related cost and accumulated depreciation from the accounts and recognize any gain or loss in earnings.

We expense expenditures for maintenance, repairs and minor renewals as incurred that do not improve or extend the life of the assets, including planned major maintenance.

Long-lived asset groups are reviewed for impairment only when events or changes in circumstances indicate that the carrying amount of the long-lived asset (group) might not be recoverable. We perform impairment tests when events or changes in circumstances indicate the carrying value may not be recoverable. We consider all relevant factors. We perform the impairment test by comparing the estimated future undiscounted cash flows (exclusive of interest expense) associated with the asset or asset group to the asset’s net carrying value to determine if a write-down to fair value is required.

Property, Plant and Equipment

We state property and equipment at acquisition cost less accumulated depreciation. We compute depreciation of property and equipment principally by the straight-line method over the estimated useful lives of the assets. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture and fixtures are depreciated over useful lives of seven years. Office and computer equipment is depreciated over useful lives of three to five years. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the associated lease.

Upon the sale or retirement of an asset, we remove the related cost and accumulated depreciation from the accounts and recognize any gain or loss in earnings.

We expense expenditures for maintenance, repairs and minor renewals as incurred that do not improve or extend the life of the assets, including planned major maintenance.

ASC 360-10 requires that a long-lived asset group be reviewed for impairment only when events or changes in circumstances indicate that the carrying amount of the long-lived asset (group) might not be recoverable. We perform impairment tests when events or changes in circumstances indicate the carrying value may not be recoverable. We consider all relevant factors. We perform the impairment test by comparing the estimated future undiscounted cash flows (exclusive of interest expense) associated with the asset or asset group to the asset’s net carrying value to determine if a write-down to fair value is required.

Intangible Assets

Intangible Assets

Intangible assets are composed of two identifiable assets, Tradename and Customer relationships. The useful lives of these assets were determined to be 5 years each. All intangible assets are amortized on a straight-line basis over their respective estimated useful lives and are presented net of accumulated amortization. We evaluate intangible assets for impairment whenever events or changes in circumstances suggest that their carrying amounts may not be recoverable.

Intangible Assets

Intangible assets are composed of two identifiable assets, Tradename and Customer relationships. The useful lives of these assets were determined to be 5 years each. All intangible assets are amortized on a straight-line basis over their respective estimated useful lives and are presented net of accumulated amortization. We evaluate intangible assets for impairment whenever events or changes in circumstances suggest that their carrying amounts may not be recoverable.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation for employees and nonemployees is accounted for under ASC 718, “Compensation - Stock Compensation” which requires these payments to be recognized in the condensed consolidated statements of operations at their fair values.

Our long-term incentive plan provides for grants of nonqualified or incentive stock options. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. The determination of fair value for nonqualified or incentive stock options requires significant judgment and the use of estimates, particularly with regard to Black-Scholes assumptions such as stock price, volatility and expected option lives to value equity-based compensation, while forfeitures are recognized as incurred.

The option valuation model used to calculate the Company’s options uses the treasury yield curve rates for the risk-free interest rate for a period equal to the expected option life and the simplified method to calculate the expected option life. Volatility is determined by reference to the actual volatility of several publicly traded companies that are similar to Deep Isolation in its industry sector. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. Forfeitures are recognized as they occur. All equity-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards.

Stock-based compensation is recorded as a cost of services expense or selling, general and administrative expense in the accompanying condensed consolidated statements of operations. Shares are issued concurrently with the exercise of options. Shares are reserved for option grants without requiring the repurchase of common shares for grant issuance.

Stock-Based Compensation

Stock-based compensation for employees and nonemployees is accounted for under ASC 718, “Compensation - Stock Compensation” which requires these payments to be recognized in the consolidated statements of operations at their fair values.

Our long-term incentive plan provides for grants of nonqualified or incentive stock options. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. The determination of fair value for nonqualified or incentive stock options requires significant judgment and the use of estimates, particularly with regard to Black-Scholes assumptions such as stock price, volatility and expected option lives to value equity-based compensation, while forfeitures are recognized as incurred.

The option valuation model used to calculate the Company’s options uses the treasury yield curve rates for the risk-free interest rate for a period equal to the expected option life and the simplified method to calculate the expected option life. Volatility is determined by reference to the actual volatility of several publicly traded companies that are similar to Deep Isolation in its industry sector. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. Forfeitures are recognized as they occur. All equity-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards.

Stock-based compensation is recorded as a cost of services expense or selling, general, and administrative expense in the accompanying consolidated statements of operations. Shares are issued concurrently with the exercise of options. Shares are reserved for option grants without requiring the repurchase of common shares for grant issuance.

(Loss) Earnings Per Common Share

(Loss) Earnings Per Common Share

We calculate basic earnings per common share in accordance with ASC 260, “Earnings Per Share,” based on the weighted-average number of outstanding common shares during the fiscal period. Diluted earnings per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. In periods where they are anti-dilutive, such amounts are excluded from the calculations of dilutive earnings per share. Earnings per common share is computed separately for each period presented.

Net Loss Per Common Share

We calculate basic net loss per common share in accordance with ASC 260, “Earnings Per Share,” based on the weighted-average number of outstanding common shares during the fiscal period. Diluted loss per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. In periods where they are anti-dilutive, such amounts are excluded from the calculations of dilutive earnings per share. Net loss per common share is computed separately for each period presented.

Income Taxes

Income Taxes

We and our subsidiaries are members of Deep Isolation Nuclear, Inc.’s consolidated U.S federal income tax group (the “Deep Isolation Tax Group”). We and certain of our subsidiaries also file consolidated income tax returns with Deep Isolation Nuclear, Inc. in various U.S. state jurisdictions. As a member of the Deep Isolation Tax Group, we are jointly and severally liable for the federal income tax liability of Deep Isolation US and the other companies included in the Deep Isolation Tax Group for all periods in which we are included in the Deep Isolation Tax Group.

Income taxes are accounted for in accordance with ASC 740, “Income Taxes.” Under ASC 740, the provision for income taxes is comprised of taxes that are currently payable and deferred taxes that relate to the temporary differences between financial reporting carrying values and tax bases of assets and liabilities. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. Once identified, the Company will recognize penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.

Income Taxes

We and our subsidiaries are members of Deep Isolation, Inc.’s consolidated U.S federal income tax group (the “Deep Isolation Tax Group”). We and certain of our subsidiaries also file consolidated income tax returns with Deep Isolation, Inc. in various U.S. state jurisdictions. As a member of the Deep Isolation Tax Group, we are jointly and severally liable for the federal income tax liability of Deep Isolation US and the other companies included in the Deep Isolation Tax Group for all periods in which we are included in the Deep Isolation Tax Group.

Income taxes are accounted for in accordance with ASC 740, “Income Taxes.” Under ASC 740, the provision for income taxes is comprised of taxes that are currently payable and deferred taxes that relate to the temporary differences between financial reporting carrying values and tax bases of assets and liabilities. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. Once identified, the Company will recognize penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with business combinations accounted for using the acquisition method of accounting. The Company tests goodwill for potential impairment at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amount of the net assets of the reporting unit. The Company has determined that the reporting unit subject to goodwill impairment testing is Freestone.

In evaluating goodwill for impairment, the Company may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If the Company bypasses the qualitative assessment, or if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs a quantitative impairment test.

The Company’s annual impairment test date is December 31st. For the nine months ended September 30, 2025, and the year ended December 31, 2024, the Company concluded that there was no impairment of goodwill.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with business combinations accounted for using the acquisition method of accounting. The Company tests goodwill for potential impairment at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amount of the net assets of the reporting unit. The Company has determined that the reporting unit subject to goodwill impairment testing is Freestone.

In evaluating goodwill for impairment, the Company may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than it carrying amount. If the Company bypasses the qualitative assessment, or if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs a quantitative impairment test.

The Company’s annual impairment test date is December 31st. For the years ended December 31, 2024 and 2023, the Company concluded that there was no impairment of goodwill.

Leases

Leases

The Company has adopted the lease accounting requirements of ASU 2016-02, Leases (“Topic 842”). Under Topic 842, the Company determines if an arrangement is a lease at inception, and leases are classified at commencement as either operating or finance leases.

Right-of-use (“ROU”) assets and lease liabilities are recognized at commencement based on the present value of the minimum lease payments over the lease term. The Company utilizes certain practical expedients and policy elections available under Topic 842, including (i) leases with an initial term of 12 months or less are not recognized on the balance sheet, (ii) lease components are not separated from non-lease components for all asset classes, and (iii) non-lease components that are not fixed are expensed as incurred as variable lease costs. The Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of future lease payments.

The Company leases facilities under non-cancellable operating lease agreements. Certain lease agreements contain rent escalations that are included in the present value calculation of minimum lease payments. The lease term begins on the date the Company has the right to use the leased property. Lease terms may include options to extend or terminate the lease and these options are included in the ROU asset and lease liability when it is reasonably certain that the option will be exercised. The Company’s lease agreements do not contain residual value guarantees or covenants.

Leases

The Company has adopted the lease accounting requirements of ASU 2016-02, “Leases” (“Topic 842”). Under Topic 842, the Company determines if an arrangement is a lease at inception, and leases are classified at commencement as either operating or finance leases.

Right-of-use (“ROU”) assets and lease liabilities are recognized at commencement based on the present value of the minimum lease payments over the lease term. The Company utilizes certain practical expedients and policy elections available under Topic 842, including (i) leases with an initial term of 12 months or less are not recognized on the balance sheet, (ii) lease components are not separated from non-lease components for all asset classes, and (iii) non-lease components that are not fixed are expensed as incurred as variable lease costs. The Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of future lease payments.

The Company leases facilities under non-cancellable operating lease agreements. Certain lease agreements contain rent escalations that are included in the present value calculation of minimum lease payments. The lease term begins on the date the Company has the right to use the leased property. Lease terms may include options to extend or terminate the lease and these options are included in the ROU asset and lease liability when it is reasonably certain that the option will be exercised. The Company’s lease agreements do not contain residual value guarantees or covenants.

Segments

Segments

ASC 280, “Segment Reporting” (“ASC 280”), establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure. The Company’s chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer (“CEO”). For financial reporting purposes, management has determined that Deep Isolation US & Deep Isolation EMEA, together called as “Deep Isolation US & EMEA”, and Freestone each represent reportable operating segments in accordance with ASC 280. This determination is based on the fact that each subsidiary engages in business activities from which it earns revenues and incurs expenses, has discrete financial information available, and is regularly reviewed by the Company’s CODM to assess performance and allocate resources. The Company evaluates segment performance based on segment revenues and operating income. Intercompany transactions and balances are eliminated in consolidation. Refer to Note 15. Segments for further details.

Segments

ASC 280, “Segment Reporting” (“ASC 280”), establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure. The Company’s chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer (“CEO”). For financial reporting purposes, management has determined that Deep Isolation US & Deep Isolation EMEA, together called as “Deep Isolation US & EMEA”, and Freestone each represent reportable operating segments in accordance with ASC 280. This determination is based on the fact that each subsidiary engages in business activities from which it earns revenues and incurs expenses, has discrete financial information available, and is regularly reviewed by the Company’s CODM to assess performance and allocate resources. The Company evaluates segment performance based on segment revenues and operating income. Intercompany transactions and balances are eliminated in consolidation. Refer to Note 14. Segments for further details.

Subsequent Events

Subsequent Events

The Company evaluates subsequent events and transactions in accordance with ASC 855-10, “Subsequent Events,” that occur after the balance sheet date up to the date that the financial statements are available to be issued. Refer to Note 17. Subsequent Events for further details.

Subsequent Events

The Company evaluates subsequent events and transactions in accordance with ASC 855-10, “Subsequent Events,” that occur after the balance sheet date up to the date that the financial statements are available to be issued. Refer to Note 16. Subsequent Events for further details.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter

Risk and Uncertainties

Risk and Uncertainties

The ongoing conflicts between Russia and Ukraine as well as Israel and Hamas, certain other macroeconomic factors including tariffs, inflation, and rising interest rates, have contributed to economic uncertainty. Additionally, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. Furthermore, it is possible that U.S. policy changes, including planned or proposed budget cuts at the federal government level, could increase market volatility in the coming months. These factors, amongst other things, could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect our operations. We will continue to monitor material impacts on our business strategies and operating results.

Risk and Uncertainties		Risk and Uncertainties Please refer to Part II, Item 1A. Risk Factors for a discussion of the risks and uncertainties that could affect our business strategies and operations.

Concentration of Risk and Significant Customers

The Company has no significant off-balance sheet risks related to foreign currency exchange contracts, option contracts or other foreign currency hedging arrangements. The Company’s financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and accounts receivable. Although the Company deposits its cash with multiple financial institutions, its deposits generally exceed federally insured limits.

The Company provided services primarily through contracts with the U.S. federal government, including federal projects, environmental remediation support, consulting services, and technology development grants related to nuclear waste disposal, representing approximately $6,481, or 92%, of our total revenue in 2024, as compared to $5,116, or 95%, of our total revenue during 2023.

The Company had two and three customers at December 31, 2024 and 2023, respectively, whose total unbilled and net outstanding receivable balances each represented more than 20% of the Company’s total consolidated contract assets and net accounts receivable.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which expands reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the CODM and included within each reported measure of a segment’s profit or loss. The ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. Additionally, ASU 2023-07 requires all segment profit or loss and assets disclosures to be provided on an annual and interim basis. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 with early adoption permitted, and should be applied on a retrospective basis. ASU 2023-07 will be effective for the Company’s financial statements for the year ended December 31, 2024, and the segment disclosures in Note 14 are reflective of that adoption. This ASU did not have impact on the Company’s consolidated financial condition or results of operations but did change the presentation of the results of our reportable segments.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive income – Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of sales” and “Selling, General and Administrative expenses”. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this standard will have on the Company’s disclosures.

In March 2024, the SEC issued its final climate disclosure rules, which require the disclosure of climate-related information in annual reports and registration statements. The rules require disclosure in the audited financial statements of certain effects of severe weather events and other natural conditions above certain financial thresholds, as well as amounts related to carbon offsets and renewable energy credits or certificates, if material. Under the rules as originally issued, disclosure requirements begin phasing in for fiscal years beginning on or after January 1, 2027. However, on April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of new rules and continues to monitor the status of the related legal challenges.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for Annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which will require the Company to disclose significant segment expenses and other segment items on both an annual and interim basis, as reviewed by the Chief Operating Decision Maker (CODM). The Company adopted ASU 2023-07 effective January 1, 2025.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to require disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information on income taxes paid. The new requirements should be applied on a prospective basis with an option to apply them retrospectively. ASU 2023-09 will be effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

In March 2024, the SEC issued its final climate disclosure rules, which require the disclosure of climate-related information in annual reports and registration statements. The rules require disclosure in the audited financial statements of certain effects of severe weather events and other natural conditions above certain financial thresholds, as well as amounts related to carbon offsets and renewable energy credits or certificates, if material. Under the rules as originally issued, disclosure requirements begin phasing in for fiscal years beginning on or after January 1, 2027. However, on April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of new rules and continue to monitor the status of the related legal challenges.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive income – Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of sales” and “Selling, general and administrative expenses”. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this change will have on the Company’s disclosures.

Warrants

Warrants

The Company accounts for its warrants as equity-classified based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured. The fair value of the warrants is $1.5 million.

Aspen-1 Acquisition Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations applicable to interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a compete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. These interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

The Company applies ASC 280, Segment Reporting, and has adopted ASU 2023-07. The Company currently operates as a single segment, but complies with enhanced interim disclosure requirements related to segment expenses and performance measures reviewed by the Chief Operating Decision Maker.

Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of the condensed financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(Loss) Earnings Per Common Share

Net Loss per Common Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted earnings per share takes into effect any dilutive instruments, except when doing so would be anti-dilutive. As of June 30, 2025 and 2024, there were no dilutive instruments.

Net Loss per Common Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted earnings per share takes into effect any dilutive instruments, except when doing so would be anti-dilutive. As of December 31, 2024 and 2023, there were no dilutive instruments.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes”, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2025, and December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Income Taxes

The Company adopted ASC 740, “Income Taxes”, at its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits, and no amounts accrued for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for Annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which will require the Company to disclose significant segment expenses and other segment items on both an annual and interim basis, as reviewed by the Chief Operating Decision Maker (CODM). The Company adopted ASU 2023-07 effective January 1, 2025.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for Annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, or the “JOBS Act”. As such, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Company’s periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. If some investors find the securities less attractive as a result, there may be a less active trading market for securities and the prices of securities may be more volatile.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards (that is, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies). The Company intends to take advantage of the benefits of this extended transition period.

Additionally, the Company is a “smaller reporting company” as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements. The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior June 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior June 30.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. As such, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Company’s periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. If some investors find the securities less attractive as a result, there may be a less active trading market for securities and the prices of securities may be more volatile.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards (that is, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies). The Company intends to take advantage of the benefits of this extended transition period.

Additionally, the Company is a “smaller reporting company” as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements. The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior September 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior September 30.